Document and Entity Information	Apr. 19, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2022
Entity Registrant Name	HEALTHCARE AI ACQUISITION CORP.
Entity Central Index Key	0001848861
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-41145
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1585450
Entity Address, Address Line One	190 Elgin Avenue
Entity Address, Address Line Two	George Town
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1- 9008
City Area Code	345
Local Phone Number	815-8548
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	HAIAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	HAIA
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share
Trading Symbol	HAIAW
Security Exchange Name	NASDAQ